UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Tax-Free Bond Fund	4.76%	4.89%	5.67%

A From April 10, 2001.

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tax-Free Bond Fund on April 10, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 3 Plus Year Non-AMT Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Tax-Free Bond Fund

Municipal bonds posted lackluster returns during the 12-month period ending January 31, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as muni funds that invest in the lower-quality securities experienced outflows for the first time in years. Insured muni bonds - considered to be among the highest quality in the fixed-income marketplace - suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers from their guarantees of securities backed by such mortgages. Munis rallied strongly in the final weeks of the period, bolstered by falling interest rates and strong demand from investors seeking value among fixed-income investments. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 4.93%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 8.81%.

During the past 12 months, Fidelity Tax-Free Bond Fund gained 4.76% and the Lehman Brothers 3 Plus Year Non-AMT Municipal Bond Index rose 4.90%. One of the primary factors aiding the fund's return was my decision to maintain a larger-than-index stake in bonds that were prerefunded. The process of prerefunding bolstered the bonds because their maturity shortened and their credit quality improved. Advantageous yield-curve positioning - which refers to how I allocated the fund's investments across bonds of various maturities - also helped the fund's relative returns. Specifically, my decision to overweight intermediate-maturity bonds worked in our favor because they outpaced longer-term securities, in which I was underweighted. Although I emphasized bonds of various maturities, I kept the fund's interest rate sensitivity in line with the index, which had no meaningful impact on its relative performance. My slightly larger stake relative to the index in lower-quality investment-grade securities - particularly those in the uninsured health care and utilities sectors - proved modestly detrimental overall. They detracted from performance in the final months of the period as the subprime mortgage market meltdown and credit contagion increasingly prompted investors to seek out higher-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 1,036.40	$ 1.28
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.95	$ 1.28

* Expenses are equal to the Fund's annualized expense ratio of .25%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five States as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	17.6	17.1
California	13.2	15.1
Illinois	11.6	11.8
New York	10.8	10.0
Massachusetts	5.8	4.2
Top Five Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.7	40.5
Escrowed/Pre-Refunded	10.5	13.3
Electric Utilities	10.3	8.7
Health Care	8.3	11.1
Special Tax	7.7	9.9
Weighted Average Maturity as of January 31, 2008
		6 months ago
Years	7.8	6.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	7.6	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
AAA 64.6%	AAA 62.1%
AA,A 28.0%	AA,A 28.2%
BBB 4.6%	BBB 4.4%
BB and Below 0.9%	BB and Below 1.2%
Not Rated 1.5%	Not Rated 2.7%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value
Alabama - 0.6%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (g)	$ 1,920,000	$ 2,116,013
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20 (MBIA Insured)	800,000	864,608
5% 10/1/22 (MBIA Insured)	1,000,000	1,064,930
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A, 5% 12/1/13	1,000,000	1,016,080
		5,061,631
Arizona - 3.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,369,664
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,039,290
Series B, 4.315% 1/1/37 (e)	1,000,000	812,830
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	700,875
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,103,210
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5% 4/1/12	1,000,000	1,030,930
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series A:
5% 7/1/16	1,000,000	1,066,340
5% 7/1/17	1,495,000	1,589,469
5% 7/1/18	1,695,000	1,785,920
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (b)	5,000,000	3,976,550
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	4,250,000	4,379,710
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,369,577
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,104,110
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/23	$ 2,500,000	$ 2,534,750
5.5% 12/1/29	2,100,000	2,129,253
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,327,868
		28,320,346
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (g)	1,415,000	1,250,492
California - 13.2%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,166,868
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,140,000	2,323,997
5.5% 5/1/15 (AMBAC Insured)	600,000	663,282
6% 5/1/14 (MBIA Insured)	1,500,000	1,700,640
California Econ. Recovery Series A:
5.25% 7/1/13	1,000,000	1,118,360
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,788,528
5.25% 7/1/14 (FGIC Insured)	525,000	590,756
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,799
5% 2/1/11	1,000,000	1,066,210
5% 12/1/11 (MBIA Insured)	2,000,000	2,169,700
5% 9/1/12	1,000,000	1,088,400
5% 10/1/12	4,400,000	4,795,516
5% 3/1/15	1,000,000	1,101,120
5% 8/1/20	5,900,000	6,291,288
5% 11/1/21	2,430,000	2,541,950
5% 11/1/22 (XL Cap. Assurance, Inc. Insured) (d)	1,100,000	1,158,883
5% 12/1/22	7,000,000	7,348,740
5% 11/1/24	3,000,000	3,095,520
5% 3/1/26	1,000,000	1,016,560
5% 6/1/26	1,385,000	1,406,107
5% 6/1/27 (AMBAC Insured)	500,000	507,470
5% 9/1/27	1,200,000	1,215,816
5% 2/1/31 (MBIA Insured)	500,000	501,530
5% 3/1/31	1,700,000	1,704,420
5% 9/1/31	1,200,000	1,203,276
5% 12/1/31 (MBIA Insured)	600,000	602,214
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/32	$ 1,400,000	$ 1,402,856
5% 8/1/33	1,100,000	1,101,353
5% 9/1/33	3,000,000	3,004,020
5% 8/1/35	2,100,000	2,101,281
5% 9/1/35	3,200,000	3,202,080
5.125% 11/1/24	400,000	416,804
5.25% 2/1/15	1,240,000	1,355,283
5.25% 2/1/16	500,000	543,350
5.25% 2/1/27 (MBIA Insured)	400,000	415,260
5.25% 2/1/28	500,000	516,340
5.25% 2/1/33	1,200,000	1,230,108
5.25% 12/1/33	35,000	35,982
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	1,300,000	1,474,174
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	542,385
5.5% 4/1/30	5,000	5,324
5.5% 11/1/33	2,300,000	2,417,392
6.6% 2/1/10	2,215,000	2,400,019
6.75% 8/1/10	500,000	550,330
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,356,128
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,218,852
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,039,140
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,209,000
Series 2005 H, 5% 6/1/18	1,000,000	1,064,180
Series 2005 K, 5% 11/1/16	1,300,000	1,412,762
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,055,170
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (e)	1,000,000	1,005,960
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	300,000	305,130
(Kaiser Permanente Health Sys. Proj.) Series B, 3.94% 4/1/36 (e)	2,500,000	2,062,500
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	199,696
5% 1/15/16 (MBIA Insured)	200,000	209,578
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
5.75% 1/15/40	$ 300,000	$ 304,845
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	1,000,000	1,181,520
Series A:
5% 6/1/45	4,200,000	3,983,910
5% 6/1/45 (FGIC Insured)	1,000,000	959,190
Series A1, 5% 6/1/33	400,000	351,020
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	1,300,000	1,347,957
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	511,170
Los Angeles Unified School District Series H, 5% 7/1/18 (FSA Insured)	3,500,000	3,926,510
Los Angeles Unified School District Ctfs. of Prtn. 5% 10/1/17 (AMBAC Insured)	1,080,000	1,196,770
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	1,500,000	1,522,335
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,264,372
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	787,839
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	1,650,000	1,710,869
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,078,310
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,022,210
Port of Oakland Rev. Series C, 5% 11/1/17 (MBIA Insured)	3,000,000	3,313,740
San Jose Int'l. Arpt. Rev. Series B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,495,672
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	702,848
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (Pre-Refunded to 7/1/13 @ 100) (g)	1,000,000	1,116,000
Univ. of California Revs. Series K, 5% 5/15/18 (MBIA Insured)	2,000,000	2,190,500
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev. Series A, 5% 7/1/16	$ 535,000	$ 571,278
Yuba City Unified School District 0% 9/1/22 (FGIC Insured)	1,000,000	504,550
		118,078,802
Colorado - 2.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,394,757
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,850,660
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	6,000,000	3,199,800
Colorado Health Facilities Auth. Rev.:
(Volunteers of America Care Proj.) Series A:
5% 7/1/09	585,000	588,914
5% 7/1/13	710,000	707,643
5.3% 7/1/37	300,000	256,785
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	2,000,000	2,289,960
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,873,926
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (g)	1,020,000	542,875
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (g)	1,000,000	704,550
Denver City & County Arpt. Rev. Series E, 5% 11/15/32 (AMBAC Insured)	2,000,000	1,997,020
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/09	1,220,000	1,243,314
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/13 (MBIA Insured)	1,415,000	1,159,239
0% 9/1/20 (MBIA Insured)	1,400,000	768,320
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (g)	2,275,000	2,046,385
		20,624,148
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	$ 1,565,000	$ 1,689,042
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	866,240
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	211,658
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	4,700,000	5,037,883
		7,804,823
Florida - 3.1%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,039,510
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,085,620
Series B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,580,150
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	523,680
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,044,386
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	100,000	103,145
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	2,355,000	2,164,857
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (e)	1,500,000	1,525,080
Series A, 5% 11/15/16	800,000	855,184
Series G:
5% 11/15/16	100,000	107,642
5.125% 11/15/18	1,000,000	1,069,530
Series I, 5%, tender 11/16/09 (e)	1,000,000	1,039,330
5% 11/15/30 (MBIA Insured)	1,100,000	1,101,320
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/16	1,630,000	1,739,324
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,740,953
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,673,199
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (d)	1,500,000	1,574,025
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	$ 2,200,000	$ 2,258,564
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	219,416
		27,444,915
Georgia - 2.0%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19	2,000,000	2,227,100
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,740,885
5% 11/1/43 (FSA Insured)	1,280,000	1,301,862
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,577,205
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (g)	4,120,000	2,282,068
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.5% 9/15/22	2,000,000	2,046,340
5.5% 9/15/23	5,000,000	5,094,350
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,595,000	883,471
Valdosta & Lowndes County Hosp. 5% 10/1/24	1,000,000	1,024,570
		18,177,851
Illinois - 11.6%
Boone & Winnebago County Cmnty. Unit School District 200 0% 1/1/20 (FGIC Insured)	1,065,000	629,905
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (Pre-Refunded to 1/1/14 @ 100) (g)	1,080,000	1,202,872
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,878,824
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	1,870,000	2,082,750
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (g)	1,000,000	1,073,960
5.25% 1/1/29 (FSA Insured)	210,000	219,631
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	990,000	1,115,987
5.25% 1/1/33 (MBIA Insured)	130,000	133,592
Chicago Motor Fuel Tax Rev.:
Series 1993, 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,035,890
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,035,900
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Series A, 5% 1/1/16 (FSA Insured)	$ 1,200,000	$ 1,327,704
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	1,055,390
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (g)	1,495,000	1,621,911
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,117,100
5.25% 11/15/26 (MBIA Insured)	300,000	317,304
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	516,245
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,468,561
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	1,400,000	1,494,360
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,137,820
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (e)	6,100,000	6,095,120
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	4,600,000	2,345,172
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,119,840
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	500,000	512,905
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,545,710
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,182,750
Illinois Gen. Oblig.:
First Series:
5.375% 7/1/11 (MBIA Insured)	1,500,000	1,637,340
5.5% 4/1/17 (MBIA Insured)	400,000	423,112
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,052,840
5.6% 4/1/21 (MBIA Insured)	400,000	423,772
Series 2006, 5.5% 1/1/31	1,000,000	1,156,120
Series A, 5% 3/1/34	5,000,000	5,131,400
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,911,491
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35 (FGIC Insured)	$ 4,000,000	$ 4,002,840
5.25% 2/1/20 (FGIC Insured)	3,360,000	3,632,328
Illinois Sales Tax Rev.:
First Series:
5.5% 6/15/15	1,200,000	1,305,216
6% 6/15/20	300,000	322,773
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,096,750
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	900,000	946,611
Series 2006 A2, 5% 1/1/31 (FSA Insured)	9,100,000	9,447,438
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	718,069
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,400,228
Kane & DeKalb Counties Cmnty. Unit School District #302 0% 2/1/22 (FGIC Insured)	5,025,000	2,620,035
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (g)	1,000,000	1,107,800
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	676,420
6.5% 1/1/20 (AMBAC Insured)	900,000	1,110,465
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (e)	950,000	950,000
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,077,330
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,126,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,519,980
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	4,002,443
0% 6/15/16 (FGIC Insured)	1,000,000	724,010
0% 12/15/16 (MBIA Insured)	1,935,000	1,371,780
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000,000	4,717,350
Quincy Hosp. Rev. 5% 11/15/14	1,015,000	1,077,768
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,400,000	2,449,872
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Univ. Revs. Series A, 0% 4/1/20 (MBIA Insured)	$ 2,015,000	$ 1,181,536
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	1,190,000	801,477
Will County Cmnty. Unit School District #365, 0% 11/1/18 (FSA Insured)	1,830,000	1,198,540
Winnebago County School District No. 122 Harlem-Loves Park Rev. 0% 1/1/15 (FSA Insured)	2,880,000	2,270,995
		103,859,932
Indiana - 2.9%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,362,801
Carlisle-Sullivan Independent School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,000,000	1,087,840
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (g)	685,000	759,549
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,225,000	1,387,349
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,667,786
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,773,746
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,080,860
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,788,630
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,207,642
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	688,760
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	1,000,000	1,093,660
Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,144,966
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,796,113
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,115,830
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (g)	1,000,000	1,149,100
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	$ 500,000	$ 524,695
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	755,874
		26,385,201
Iowa - 0.4%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	765,536
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,800,000	3,030,104
		3,795,640
Kansas - 0.5%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	705,003
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (MBIA Insured)	1,620,000	1,673,363
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	229,223
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	561,896
5.25% 7/1/15	200,000	218,290
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (e)	1,000,000	1,018,560
		4,406,335
Kentucky - 0.2%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	786,053
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	524,335
		1,310,388
Louisiana - 1.2%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	618,953
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/18 (CIFG North America Insured)	900,000	991,440
5% 7/1/22 (CIFG North America Insured)	630,000	669,306
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	$ 1,500,000	$ 1,541,400
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,909,809
New Orleans Gen. Oblig. 5.25% 12/1/23 (MBIA Insured)	1,000,000	1,063,840
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	805,250
		10,599,998
Maine - 0.8%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	2,725,000	2,967,498
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,670
Series 2007:
5.25% 7/1/24 (AMBAC Insured)	1,675,000	1,800,994
5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,465,520
		7,290,682
Maryland - 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	1,925,400
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	980,560
		2,905,960
Massachusetts - 5.8%
Foxborough Stadium Infrastructure Impt. 6% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (g)	3,195,000	3,488,716
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,052,430
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (g)	2,610,000	2,694,877
Series 2000 A, 5.75% 6/15/13	1,000,000	1,084,260
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (g)	1,100,000	1,239,106
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (g)	1,500,000	1,689,855
Series A, 3.861% 5/1/37 (FGIC Insured) (e)	2,000,000	1,812,620
Series C:
5% 8/1/32 (AMBAC Insured)	6,500,000	6,753,825
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C:
5% 8/1/37 (AMBAC Insured)	$ 5,100,000	$ 5,287,170
5.25% 8/1/24 (FSA Insured)	2,300,000	2,506,172
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	1,100,000	1,233,287
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (g)	3,600,000	4,108,104
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (g)	400,000	456,456
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	1,900,000	1,799,509
5% 8/15/23 (FSA Insured)	3,000,000	3,201,360
5% 8/15/30 (FSA Insured)	2,500,000	2,613,125
5% 8/15/37 (AMBAC Insured)	1,900,000	1,972,922
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	7,200,000	7,200,864
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,172,253
		52,366,911
Michigan - 3.3%
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (d)	1,400,000	1,532,804
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (g)	25,000	26,283
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	2,328,221
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/15 (MBIA Insured)	1,000,000	1,120,880
DeWitt Pub. Schools 5% 5/1/13 (MBIA Insured) (d)	1,415,000	1,542,591
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,498,495
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,212,178
Lapeer Cmnty. Schools 5% 5/1/33 (FSA Insured)	1,000,000	1,031,480
Lincoln Consolidated School District 5% 5/1/19 (FSA Insured) (d)	1,355,000	1,497,831
Michigan Gen. Oblig. 5.25% 9/15/21 (FSA Insured)	3,625,000	4,047,856
Michigan Hosp. Fin. Auth. Rev. (Sparrow Hosp. Proj.) 5% 11/15/15	1,390,000	1,483,964
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,092,350
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	988,210
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Portage Pub. Schools:
5% 5/1/16 (FSA Insured) (d)	$ 1,700,000	$ 1,917,362
5% 5/1/23 (FSA Insured) (d)	5,275,000	5,695,892
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,667,972
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (g)	10,000	10,298
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,081,840
		29,776,507
Minnesota - 1.9%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	1,000,000	1,007,200
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/22 (AMBAC Insured)	8,845,000	9,399,670
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,397,043
North Saint Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured)	1,300,000	1,448,213
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	1,000,000	971,800
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	682,017
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	1,000,000	1,040,730
		16,946,673
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,597,665
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) 5% 6/1/10	1,050,000	1,082,183
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,066,130
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,200,000	1,248,228
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	500,000	546,390
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	539,345
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	$ 940,000	$ 956,835
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	828,786
		6,267,897
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	700,000	711,025
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,028,270
		1,739,295
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 3.933% 12/1/17 (e)	1,000,000	926,520
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/19 (FSA Insured)	5,000,000	5,575,300
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	416,761
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	2,000,000	2,053,040
5% 2/1/46	2,000,000	2,037,260
		11,008,881
Nevada - 0.3%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,076,360
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	250,000	269,823
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,094,470
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	540,105
		2,980,758
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,095,900
New Jersey - 0.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	692,370
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	$ 600,000	$ 621,744
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,085,280
5.25% 3/1/23	1,000,000	1,082,070
5.25% 3/1/25	800,000	854,952
5.25% 3/1/26	600,000	638,184
New Jersey Tobacco Settlement Fing. Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (g)	1,430,000	1,639,524
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	525,885
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	447,944
		7,587,953
New York - 10.8%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (d)	500,000	559,840
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	677,550
5.75% 5/1/21 (FSA Insured)	500,000	552,645
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,605,492
5.75% 5/1/24 (FSA Insured)	2,225,000	2,482,143
5.75% 5/1/26 (FSA Insured)	525,000	581,049
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,300,000	2,299,954
5% 2/15/47 (FGIC Insured)	1,700,000	1,688,406
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,010,100
Series C, 5% 9/1/35	1,000,000	1,003,420
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/15	2,800,000	3,092,040
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,222,500
Series D1, 5.125% 12/1/23	1,000,000	1,060,530
Series F-1, 5% 9/1/25	3,000,000	3,095,250
Series J, 5.5% 6/1/19	800,000	882,760
Subseries 2005 F1, 5.25% 9/1/14	700,000	781,795
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	$ 1,000,000	$ 1,044,520
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,003,420
5% 3/1/36 (MBIA Insured)	600,000	602,886
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	207,212
Series 2003 E, 5% 6/15/34	1,200,000	1,228,812
Series 2005 D:
5% 6/15/37	300,000	309,105
5% 6/15/38	2,500,000	2,575,875
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,027,570
Series A:
5.5% 11/1/26 (c)	2,395,000	2,635,458
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (g)	5,000	5,400
6% 11/1/28 (c)	3,000,000	3,354,210
Series B:
5% 8/1/32	4,200,000	4,332,006
5.25% 2/1/29 (c)	1,730,000	1,858,954
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,098,670
(New York Univ. Hosp. Ctr. Proj.):
Series A:
5% 7/1/14	1,000,000	1,046,770
5% 7/1/16	2,000,000	2,082,040
Series B, 5.25% 7/1/24	400,000	398,760
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	1,200,000	1,244,220
New York Metropolitan Trans. Auth. Rev. Series B, 5% 11/15/35 (MBIA Insured)	1,100,000	1,133,495
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,066,070
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,072,110
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	935,000	1,013,260
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	$ 1,200,000	$ 1,237,128
5.5% 6/1/15	500,000	525,630
5.5% 6/1/16	1,800,000	1,888,146
5.5% 6/1/17	9,200,000	9,798,634
Series C1:
5.5% 6/1/14	300,000	309,282
5.5% 6/1/15	1,085,000	1,140,617
5.5% 6/1/17	6,650,000	7,082,716
5.5% 6/1/18	8,030,000	8,651,924
5.5% 6/1/19	1,100,000	1,196,459
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,086,180
5.5% 6/1/21	4,060,000	4,389,510
5.5% 6/1/22	1,100,000	1,185,976
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (MBIA Insured)	3,440,000	3,672,303
Series Y, 6% 1/1/12 (Escrowed to Maturity) (g)	1,000,000	1,080,350
		97,181,152
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,955,898
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,000,000	1,080,800
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,193,183
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	189,599
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	638,838
Series B, 6.125% 1/1/09	210,000	216,386
Series D, 5.375% 1/1/10	695,000	725,066
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,063,730
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	970,850
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,618,185
		9,652,535
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21	$ 1,065,000	$ 1,058,322
Ohio - 1.9%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	5,000,000	5,211,050
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,923,880
5.875% 6/1/47	2,700,000	2,610,036
6.5% 6/1/47	2,900,000	2,981,751
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,237,946
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,190,217
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22 (d)	700,000	740,005
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	35,000	38,745
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (g)	1,260,000	1,406,777
		17,340,407
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,101,490
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/17	1,205,000	1,297,833
		2,399,323
Oregon - 0.5%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (g)	1,500,000	1,653,225
Oregon Gen. Oblig. Series A, 5% 8/1/28	1,400,000	1,454,978
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,154,630
		4,262,833
Pennsylvania - 1.3%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,341,996
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,046,920
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,069,570
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	624,600
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	507,696
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 1,000,000	$ 1,062,760
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	609,714
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	537,630
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,058,483
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	303,735
Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,052,660
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,443,925
		11,659,689
Puerto Rico - 1.0%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,477,882
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,598,970
Puerto Rico Muni. Fin. Agcy. 5% 8/1/11	1,000,000	1,053,560
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (e)	800,000	881,400
5.75%, tender 7/1/17 (e)	1,500,000	1,654,530
Series N, 5.5% 7/1/22	1,300,000	1,382,329
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	390,024
0% 8/1/54 (AMBAC Insured)	6,600,000	520,278
		8,958,973
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,113,930
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,537,943
		2,651,873
South Carolina - 1.6%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,960,820
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,792,723
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,068,770
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Lexington County Health Svcs. District, Inc. Hosp. Rev. 5% 11/1/14	$ 1,000,000	$ 1,074,390
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16	1,000,000	1,117,790
5% 12/1/18	1,880,000	2,055,028
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/18	1,765,000	1,757,940
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,208,024
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	461,416
		14,496,901
Tennessee - 1.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,046,420
5% 12/15/15	2,525,000	2,633,146
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (g)	2,125,000	2,421,013
6.25% 7/1/13 (Escrowed to Maturity) (g)	2,255,000	2,647,618
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,700,000	1,762,084
		10,510,281
Texas - 17.6%
Abilene Independent School District 5% 2/15/13	2,145,000	2,357,484
Alamo Cmnty. College District 5% 8/15/18 (FGIC Insured)	1,750,000	1,943,130
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,400,000	2,541,432
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	911,190
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,129,240
Austin Independent School District 5.25% 8/1/14	1,000,000	1,129,880
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970,000	7,475,860
Bastrop Independent School District:
5.25% 2/15/37	1,000,000	1,056,650
5.25% 2/15/42	3,255,000	3,431,974
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,861,461
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,325,000	$ 1,425,369
5.375% 5/1/19 (FSA Insured)	215,000	235,533
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (g)	1,425,000	1,583,902
Birdville Independent School District 0% 2/15/11	3,665,000	3,373,119
Boerne Independent School District 5.25% 2/1/35	1,275,000	1,327,696
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,788,520
Comal Independent School District:
(School Bldg. Proj.) 5% 2/1/33	1,000,000	1,025,460
0% 2/1/16	2,235,000	1,670,171
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,238,578
Cotulla Independent School District 5.25% 2/15/37	4,170,000	4,390,385
Crowley Independent School District 5.25% 8/1/33	500,000	529,470
Denton Independent School District 5% 8/15/33	1,100,000	1,121,835
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,059,150
East Central Independent School District 5.625% 8/15/17 (h)	1,035,000	1,155,257
Freer Independent School District 5.25% 8/15/37	1,000,000	1,059,170
Garland Independent School District 5.5% 2/15/19	515,000	544,731
Granbury Independent School District 0% 8/1/19	1,000,000	629,450
Harris County Gen. Oblig.:
Series 1996, 0% 10/1/13 (MBIA Insured)	2,000,000	1,657,400
Series A, 0% 8/15/09 (MBIA Insured)	6,200,000	5,973,576
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (g)	1,235,000	1,395,636
Houston Arpt. Sys. Rev. Series B, 5.5% 7/1/19 (Pre-Refunded to 7/1/10 @ 100) (g)	1,500,000	1,612,395
Houston Independent School District Series A, 0% 8/15/11	6,400,000	5,806,080
Kermit Independent School District 5.25% 2/15/32	600,000	635,358
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (g)	150,000	160,410
Lamar Consolidated Independent School District 5% 2/15/19	1,000,000	1,103,840
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,056,950
Lewisville Independent School District:
0% 8/15/18	1,025,000	683,245
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lewisville Independent School District: - continued
5.25% 8/15/27	$ 265,000	$ 278,814
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,055,350
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	600,000	608,004
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,395,866
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	1,000,000	1,080,610
Magnolia Independent School District:
5% 8/15/21	5,000,000	5,405,200
5.25% 8/15/29 (FGIC Insured)	1,300,000	1,361,659
Mansfield Independent School District:
5.5% 2/15/17	15,000	16,478
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,635,000	1,816,518
McAllen Independent School District:
5% 2/15/15	2,000,000	2,234,280
5% 2/15/16	2,610,000	2,891,436
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,239,291
New Caney Independent School District 5.25% 2/15/37	7,220,000	7,647,207
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,354,925
North Harris County Reg'l. Wtr. Auth. 5.25% 12/15/17 (MBIA Insured)	2,000,000	2,206,620
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	1,000,000	1,026,610
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,023,960
Series 2005 A, 5% 1/1/35 (FSA Insured)	1,000,000	1,028,160
Northside Independent School District Series A, 3.78%, tender 6/1/09 (e)	4,000,000	4,082,360
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,279,125
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	818,318
Pampa Independent School District 5% 8/15/36	1,000,000	1,036,810
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	2,047,627
Prosper Independent School District:
5.125% 8/15/30	400,000	416,588
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Prosper Independent School District: - continued
5.375% 8/15/33	$ 2,400,000	$ 2,588,232
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	200,000	215,542
Rockdale Independent School District 5.25% 2/15/37	800,000	838,392
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (e)	3,120,000	3,021,564
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/10 (Escrowed to Maturity) (g)	5,000,000	4,765,500
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (g)	3,000,000	3,297,960
San Marcos Consolidated Independent School District 5% 8/1/13	1,090,000	1,205,965
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,473,280
Socorro Independent School District 5.375% 8/15/18	60,000	64,382
South San Antonio Independent School District 5% 8/15/35	1,000,000	1,030,330
Spring Independent School District Series 2008 A:
5% 8/15/17 (d)	1,000,000	1,129,280
5% 8/15/18 (d)	1,500,000	1,678,365
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,039,090
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,857,615
Texas Gen. Oblig. Series A, 5% 8/1/20	1,985,000	2,179,907
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,772,761
0% 9/1/16 (Escrowed to Maturity) (g)	15,000	11,245
0% 9/1/16 (MBIA Insured)	2,645,000	1,907,468
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,181,060
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,921,688
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,282,992
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,045,290
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000,000	1,134,840
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (g)	50,000	55,242
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (g)	$ 1,500,000	$ 601,830
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,278,317
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,403
Willis Independent School District 5% 2/15/13	1,040,000	1,143,022
		158,159,365
Utah - 0.5%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,253,415
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,379,372
		4,632,787
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	215,026
6.125% 12/1/27 (AMBAC Insured)	300,000	326,313
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,029,170
		1,570,509
Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	421,932
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,570,000	1,756,249
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,118,520
Series 2006 B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,244,060
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,172,055
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,057,270
5.25% 1/1/26 (FSA Insured)	500,000	518,495
Series B, 5% 7/1/28 (FSA Insured)	1,000,000	1,041,380
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,745,800
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,032,950
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 1,750,000	$ 1,890,875
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,087,360
5.4% 7/1/12 (FSA Insured)	1,000,000	1,110,100
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,087,620
		20,284,666
West Virginia - 0.2%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34 (FGIC Insured)	2,020,000	2,049,795
Wisconsin - 0.7%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	659,087
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,122,930
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	528,830
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	975,360
Series B, 6% 2/15/25	1,000,000	1,026,890
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2002:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000,000	1,123,410
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (g)	500,000	571,180
		6,007,687
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (g)	$ 1,700,000	$ 1,905,819
TOTAL MUNICIPAL BONDS (Cost $880,228,498)		893,468,501
Money Market Funds - 1.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 2.93% (a)(f) (Cost $10,000,000)	10,000,000	$ 10,000,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $890,228,498)		903,468,501
NET OTHER ASSETS - (0.7)%		(5,892,307)
NET ASSETS - 100%		$ 897,576,194
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,155,257 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 359,732
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	45.7%
Escrowed/Pre-Refunded	10.5%
Electric Utilities	10.3%
Health Care	8.3%
Special Tax	7.7%
Transportation	6.4%
Water & Sewer	5.7%
Others* (individually less than 5%)	5.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $880,228,498)	$ 893,468,501
Fidelity Central Funds (cost $10,000,000)	10,000,000
Total Investments (cost $890,228,498)		$ 903,468,501
Cash		16,331,410
Receivable for fund shares sold		893,963
Interest receivable		10,194,719
Distributions receivable from Fidelity Central Funds		25,793
Prepaid expenses		2,240
Receivable from investment adviser for expense reductions		153,834
Other receivables		150,194
Total assets		931,220,654

Liabilities
Payable for investments purchased Regular delivery	$ 10,467,383
Delayed delivery	18,943,165
Payable for fund shares redeemed	2,535,247
Distributions payable	1,200,151
Accrued management fee	271,099
Other affiliated payables	177,998
Other payables and accrued expenses	49,417
Total liabilities		33,644,460

Net Assets		$ 897,576,194
Net Assets consist of:
Paid in capital		$ 884,052,462
Undistributed net investment income		11,378
Accumulated undistributed net realized gain (loss) on investments		272,351
Net unrealized appreciation (depreciation) on investments		13,240,003
Net Assets, for 83,294,069 shares outstanding		$ 897,576,194
Net Asset Value, offering price and redemption price per share ($897,576,194 ÷ 83,294,069 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008
Investment Income
Interest		$ 28,425,781
Income from Fidelity Central Funds		359,732
Total income		28,785,513

Expenses
Management fee	$ 2,539,391
Transfer agent fees	444,404
Accounting fees and expenses	159,825
Custodian fees and expenses	11,565
Independent trustees' compensation	2,404
Registration fees	90,915
Audit	45,123
Legal	2,946
Miscellaneous	6,400
Total expenses before reductions	3,302,973
Expense reductions	(2,049,661)	1,253,312
Net investment income		27,532,201
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,067,490
Futures contracts	(20,320)
Total net realized gain (loss)		1,047,170
Change in net unrealized appreciation (depreciation) on: Investment securities	7,243,203
Futures contracts	48,910
Total change in net unrealized appreciation (depreciation)		7,292,113
Net gain (loss)		8,339,283
Net increase (decrease) in net assets resulting from operations		$ 35,871,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,532,201	$ 17,179,560
Net realized gain (loss)	1,047,170	799,108
Change in net unrealized appreciation (depreciation)	7,292,113	(543,063)
Net increase (decrease) in net assets resulting from operations	35,871,484	17,435,605
Distributions to shareholders from net investment income	(27,534,480)	(17,173,489)
Distributions to shareholders from net realized gain	(995,401)	(1,168,332)
Total distributions	(28,529,881)	(18,341,821)
Share transactions Proceeds from sales of shares	539,411,918	246,991,600
Reinvestment of distributions	18,930,524	13,715,957
Cost of shares redeemed	(198,838,146)	(109,020,511)
Net increase (decrease) in net assets resulting from share transactions	359,504,296	151,687,046
Redemption fees	23,178	7,971
Total increase (decrease) in net assets	366,869,077	150,788,801

Net Assets
Beginning of period	530,707,117	379,918,316
End of period (including undistributed net investment income of $11,378 and distributions in excess of net investment income of $13,123, respectively)	$ 897,576,194	$ 530,707,117
Other Information Shares
Sold	50,633,885	23,035,431
Issued in reinvestment of distributions	1,771,333	1,280,890
Redeemed	(18,617,945)	(10,215,568)
Net increase (decrease)	33,787,273	14,100,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.73	$ 10.89	$ 10.81	$ 10.60
Income from Investment Operations
Net investment income B	.422	.425	.423	.435	.444
Net realized and unrealized gain (loss)	.076	.021	(.122)	.111	.329
Total from investment operations	.498	.446	.301	.546	.773
Distributions from net investment income	(.424)	(.426)	(.424)	(.436)	(.444)
Distributions from net realized gain	(.014)	(.030)	(.037)	(.030)	(.120)
Total distributions	(.438)	(.456)	(.461)	(.466)	(.564)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.78	$ 10.72	$ 10.73	$ 10.89	$ 10.81
Total Return A	4.76%	4.25%	2.83%	5.21%	7.47%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.50%	.50%	.51%	.54%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.18%	.17%	.17%	.22%	.23%
Net investment income	3.96%	3.98%	3.93%	4.06%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 897,576	$ 530,707	$ 379,918	$ 264,357	$ 224,439
Portfolio turnover rate D	12%	13%	15%	20%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) (formerly of Fidelity Devonshire Trust) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Fixed-Income Trust effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,120,472
Unrealized depreciation	(6,901,793)
Net unrealized appreciation (depreciation)	13,218,679
Undistributed ordinary income	712
Undistributed long-term capital gain	157,784

Cost for federal income tax purposes	$ 890,249,822

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	27,534,480	17,173,489
Long-term Capital Gains	995,401	1,168,332
Total	$ 28,529,881	$ 18,341,821

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Annual Report

4. Operating Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $457,320,729 and $83,700,364, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for the Fund. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annual rate of .06% of average net assets.

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,250 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,564,960

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $11,565, $383,026 and $90,110, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Tax-Free Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Bond Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

Name, Age; Principal Occupation
James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com-pany (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Tax-Free Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Tax-Free Bond. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-
present). Mr. Greer is an Executive Vice President of FMR (2005-
present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Tax-Free Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 2001

Secretary of Tax-Free Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Tax-Free Bond. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Tax-Free Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Tax-Free Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tax-Free Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-
present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-
2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Tax-Free Bond. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Tax Free Bond Fund voted to pay on March 10, 2008, to shareholders of record at the opening of business on March 07, 2008, a distribution of $0.003 per share derived from capital gains realized from sales of portfolio securities.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2008 $1,077,473, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFB-UANN-0308
1.789257.105

Item 2. Code of Ethics

As of the end of the period, January 31, 2008, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Tax-Free Bond Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Bond Fund	$35,000	$34,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Bond Fund	$4,500	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A	2007A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate fees billed by Deloitte Entities of $675,000A and $720,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$5,000	$5,000
Non-Covered Services	$670,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 28, 2008